DERIVATIVE VALUATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SCHEDULE OF VALUATION METHODOLOGY AND SIGNIFICANT UNOBSERVABLE INCOME USED FOR THE COMPANY’S DERIVATIVE LIABILITY

The Company measured the Third Tranche Note using a Monte Carlo simulation valuation model using the following assumptions:

Three and Nine months ended September 30, 2025
Volume Weighted average stock price (“VWAP”)	$1.80
Simulation Period	0.81 year
Expected Volatility	115.1%
Credit risk-adjusted rate	18.6%
Risk-free Rate	3.7%

The Company measured the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

For the Year Ended December 31, 2023
Volume Weighted average stock price (“VWAP”)	$3.82
Initial Price	$10.81
Expected Volatility	87.0%
Term	1.92
Risk-free Rate	4.2%

M2i Global Inc [Member]
SCHEDULE OF ACTIVITY IN THE DERIVATIVE LIABILITY ACCOUNT

During the year ended November 30, 2025, the Company had the following activity in the derivative liability account:

Derivative liability at December 1, 2024	$-
Initial recognition of derivative liability	641,447
(Gain) loss on change in fair value	(260,008)
Derivative liability at November 30, 2025	$381,439

SCHEDULE OF VALUATION METHODOLOGY AND SIGNIFICANT UNOBSERVABLE INCOME USED FOR THE COMPANY’S DERIVATIVE LIABILITY

A summary of quantitative information with respect to valuation methodology and significant unobservable income used for the Company’s derivative liability that are categorized within Level 3 of fair value hierarchy for the year ended November 30, 2025 is as follows:

Stock price at valuation date	$0.10-0.11
Risk free interest rate	4.05%-4.15%
Stock volatility factor	200%
Contractual terms (in years)	0.08 – 0.33